Net Earnings (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Apr. 03, 2022	Jan. 02, 2022
Earnings Per Share [Abstract]
Reconciliation of net loss per common share
The following table sets forth the computation of the Company’s basic and diluted net EPS of common stock for the periods presented below (in thousands, except share and per share amount):

	For the Quarters Ended
	April 3, 2022	March 31, 2021
Numerator:
Net income (loss) attributable to common stockholders — basic	$42,707	$(16,165)
Increase in fair value of Private Placement Warrants	(67,800)	—

Net loss attributable to common stockholders — Diluted	$(25,093)	$(16,165)

Denominator:
Weighted-average shares outstanding used in computing net income (loss) per share of common stock, basic	151,648,439	95,816,889
Dilutive effect of Private Placement Warrants	1,690,023	—

Weighted-average shares outstanding used in computing net loss per share of common stock, diluted	153,338,462	95,816,889

Net income (loss) per share of common stock:
Basic	$0.28	$(0.17)
Diluted	$(0.16)	$(0.17)

The
 following table sets forth the computation of the Company’s basic and diluted net loss per share of common stock for the periods presented below (in thousands, except share and per share amount):

	Fiscal Years
	2021	2020
Numerator:
Net loss attributable to common stockholders — basic and diluted	$(125,874)	$(39,650)
Denominator:
Weighted-average shares outstanding used in computing net loss per share of common stock, basic and diluted	117,218,893	80,367,324
Net loss per share of common stock:
Basic and diluted	$(1.07)	$(0.49)

Schedule of anti-dilutive securities excluded from computation of diluted earning per share	As the Company reported net loss for the quarter ended March 31, 2021, all of these potentially dilutive securities were anti-dilutive.

	April 3, 2022	March 31, 2021
Stock options outstanding	5,536,905	730,176
Restricted stock units outstanding	917,079	—
Employee stock purchase plan estimated shares	78,198	—
As the Company reported losses for the periods presented, all of these potentially dilutive securities were anti-dilutive and are excluded in the computation of diluted net loss per share. Accordingly, the diluted net loss per share equals to the basic net loss per share.

	As of
	January 2, 2022	December 31, 2020
Stock options outstanding	5,753,005	1,428,980
Restricted stock units	535,449	—
Private Placement Warrants	6,000,000	—
Public Warrants	4,322,106	—
Employee stock purchase plan estimated shares	47,379	—